SHARE CAPITAL - Dividend (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividend Declared One
ShareCapital
Dividends declared (per share)	$ 0.0125	$ 0.01
Dividend Declared Two
ShareCapital
Dividends declared (per share)	0.0125	0.01
Dividend Declared Three
ShareCapital
Dividends declared (per share)	0.0125	0.01
Dividend Declared Four
ShareCapital
Dividends declared (per share)	$ 0.01	$ 0.01